File Nos. 33-7496
811-4764

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 43	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 43	[X]

(Check appropriate box or boxes.)

DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
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	on (date)	pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(i)
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	on (date)	pursuant to paragraph (a)(i)
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75 days after filing pursuant to paragraph (a)(ii)
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	on (date)	pursuant to paragraph (a)(ii) of Rule 485
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If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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     Pursuant to the requirements of the Securities Act of 1933 and to the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 12th day of September, 2012.

DREYFUS MUNICIPAL BOND OPPORTUNITY FUND

BY:	/s/ Bradley J. Skapyak*
BRADLEY J. SKAPYAK, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak *	President	9/12/12
Bradley J. Skapyak	(Principal Executive Officer)

/s/James Windels *	Treasurer	9/12/12
James Windels	(Principal Financial and Accounting
Officer)

/s/Joseph S. DiMartino*	Chairman of the Board	9/12/12
Joseph S. DiMartino	of Trustees

/s/Clifford L. Alexander, Jr.*	Trustee	9/12/12
Clifford L. Alexander, Jr.

/s/Peggy C. Davis*	Trustee	9/12/12
Peggy C. Davis

/s/Diane Dunst*	Trustee	9/12/12
Diane Dunst

/s/ Ernest Kafka*	Trustee	9/12/12
Ernest Kafka

/s/ Nathan Leventhal*	Trustee	9/12/12
Nathan Leventhal

*BY:	/s/ Janette E. Farragher
Janette E. Farragher,
Attorney-in-Fact

DREYFUS MUNICIPAL BOND OPPORTUNITY FUND

INDEX OF EXHIBITS

EX-101.SCH – Taxonomy
EX-101.INS – Instance Document
EX-101.CAL – Calculation Linkbase
EX-101.PRE – Presentation Linkbase
EX-101.DEF – Definition Linkbase
EX-101.LAB – Label Linkbase